Expense Example - Institutional - BlackRock GA Dynamic Equity Fund - Institutional	Feb. 26, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	1,284
Expense Example, with Redemption, 5 Years	2,489
Expense Example, with Redemption, 10 Years	$ 5,403